REVENUE AND SEGMENT INFORMATION - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregated revenue:
Sales of goods	¥ 288,853,556	¥ 297,102,961	¥ 202,036,585
Transportation services	1,817,566	1,470,334	1,621,570
Total revenue from contracts with customers (net of value-added tax)	290,671,122	298,573,295	203,658,155
Sale of goods	2,124,417	1,349,157	1,350,929
Others	66,228	88,090	73,541
Revenue recognised that was included in contract liabilities at the beginning of the reporting period	2,190,645	1,437,247	1,424,470
Amounts expected to be recognised allocated to remaining performance obligations	2,142,254	2,479,588
Within 1 year
Disaggregated revenue:
Amounts expected to be recognised allocated to remaining performance obligations	2,049,014	2,363,043
Later than one year
Disaggregated revenue:
Amounts expected to be recognised allocated to remaining performance obligations	93,240	116,545
Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	288,853,556	297,102,961	202,036,585
Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	1,817,566	1,470,334	1,621,570
Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	277,235,044	285,281,016	194,717,988
Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	13,436,078	13,292,279	8,940,167
Operating segment
Disaggregated revenue:
Inter-segment revenue	173,360,400
Inter-segment elimination
Disaggregated revenue:
Sales of goods	(168,660,689)	(132,900,287)	(110,320,295)
Transportation services	(4,579,975)	(2,784,932)	(2,181,096)
Inter-segment revenue		135,744,768	112,496,456
Total revenue from contracts with customers (net of value-added tax)	(173,240,664)	(135,685,219)	(112,501,391)
Inter-segment elimination | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(168,660,689)	(132,900,287)	(110,320,295)
Inter-segment elimination | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(4,579,975)	(2,784,932)	(2,181,096)
Inter-segment elimination | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(173,240,664)	(135,685,219)	(112,501,391)
Alumina | Operating segment
Disaggregated revenue:
Sales of goods	55,513,960	53,813,335	44,177,153
Inter-segment revenue	(39,350,290)	(36,463,601)	(31,174,724)
Total revenue from contracts with customers (net of value-added tax)	55,513,960	53,813,335	44,177,153
Alumina | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	55,513,960	53,813,335	44,177,153
Alumina | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	55,513,960	53,813,335	44,177,153
Primary aluminum | Operating segment
Disaggregated revenue:
Sales of goods	138,428,806	118,456,198	81,245,663
Inter-segment revenue	(51,962,565)	(39,899,709)	(34,068,498)
Total revenue from contracts with customers (net of value-added tax)	138,428,806	118,456,198	81,245,663
Primary aluminum | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	138,428,806	118,456,198	81,245,663
Primary aluminum | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	138,428,806	118,456,198	81,245,663
Energy | Operating segment
Disaggregated revenue:
Sales of goods	9,322,537	7,915,219	7,184,216
Inter-segment revenue	(261,486)	(240,575)	(243,788)
Total revenue from contracts with customers (net of value-added tax)	9,322,537	7,915,219	7,184,216
Energy | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	9,322,537	7,915,219	7,184,216
Energy | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	9,322,537	7,915,219	7,184,216
Trading | Operating segment
Disaggregated revenue:
Sales of goods	252,408,567	248,379,137	178,623,815
Transportation services	6,397,541	4,255,266	3,802,666
Inter-segment revenue	(80,283,574)	(58,162,607)	(46,261,296)
Total revenue from contracts with customers (net of value-added tax)	258,806,108	252,634,403	182,426,481
Trading | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	252,408,567	248,379,137	178,623,815
Trading | Operating segment | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	6,397,541	4,255,266	3,802,666
Trading | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	245,370,030	239,342,124	173,486,314
Trading | Operating segment | Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	13,436,078	13,292,279	8,940,167
Corporate and other operating segments | Operating segment
Disaggregated revenue:
Sales of goods	1,840,375	1,439,359	1,126,033
Inter-segment revenue	(1,502,485)	(978,276)	(748,150)
Total revenue from contracts with customers (net of value-added tax)	1,840,375	1,439,359	1,126,033
Corporate and other operating segments | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	1,840,375	1,439,359	1,126,033
Corporate and other operating segments | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 1,840,375	¥ 1,439,359	¥ 1,126,033